Notes to the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements
Algonquin Power & Utilities Corp. ("AQN" or the "Company") is an entity incorporated under the Canada Business Corporations Act. Subsequent to the signing of the transaction agreement in respect of the Renewables Sale (as defined below) and the sale of the Company's ownership stake in Atlantica Sustainable Infrastructure plc ("Atlantica") during the year, AQN revised its business units in connection with its transformation into a pure-play regulated utility and to align with strategic priorities and internal governance. The Company's operations are now organized across two business units consisting of (i) the Regulated Services Group, which primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile; and (ii), the Hydro Group, which consists of hydroelectric-generating facilities located in Canada that were not sold as part of the Renewables Sale. Additionally, the Company has a corporate function, the Corporate Group, consisting of corporate and shared services that primarily support the Regulated Services Group and the Hydro Group, in addition to holding certain ancillary investments. In prior periods, AQN included the Renewable Energy Group as a reportable segment; however, as of December 31, 2024, the assets and liabilities of this segment (excluding the Hydro Group) have been presented as held for sale and its net earnings have been reported as discontinued operations (the “discontinued operations”) (see note 24).
Subsequent to year-end, on January 8, 2025, the renewable energy business (excluding hydro) was sold by the Company pursuant to the Renewables Sale.